Supplemental Cash Flow Information - Additional Information (Detail) - $ / shares		1 Months Ended	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Dec. 31, 2015
ASM Advanced Packaging Materials Pte. Ltd. [member]
Disclosure of non cash investing activities [line items]
Interest distributed as capital return		39.00%	39.00%
ChipMOS Technologies Inc., [member]
Disclosure of non cash investing activities [line items]
Cash received for each share in merger agreement	$ 3.71
Number of ADS received for each share in merger agreement	0.9355
Number of common shares for each ADS	20